Document And Entity Information	Jan. 10, 2023
Document Information [Line Items]
Entity, Registrant Name	Statera Biopharma, Inc.
Document, Type	8-K
Document, Period End Date	Jan. 10, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-32954
Entity, Tax Identification Number	20-0077155
Entity, Address, Address Line One	2580 East Harmony Road, Suite 316
Entity, Address, City or Town	Fort Collins
Entity, Address, State or Province	CO
Entity, Address, Postal Zip Code	80528
City Area Code	888
Local Phone Number	613-8802
Title of 12(b) Security	Common stock
Trading Symbol	STAB
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001318641